SCHEDULE OF ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Credit Loss [Abstract]
Accounts receivable	$ 4,015,652	$ 5,029,174
Less : Allowance for credit loss	(249,295)	(281,598)	$ (787,097)
Accounts receivable, net	$ 3,766,357	$ 4,747,576